Sales and Operating Revenue Attributed to Countries Based on Location of Customers and Long-Lived Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	¥ 7,767,266	¥ 6,795,504	¥ 6,493,083
Property, plant and equipment, net	750,010	861,550
Japanese national government bonds
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	2,199,099	2,197,881	2,101,435
Property, plant and equipment, net, Domestic	526,472	617,581
United States
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	1,302,052	1,064,765	1,211,849
Property, plant and equipment, net, Foreign	74,302	74,359
Europe
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	1,753,526	1,362,488	1,268,258
Property, plant and equipment, net, Foreign	48,055	53,460
China
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	520,539	464,784	495,101
Property, plant and equipment, net, Foreign	45,346	48,689
Asia Pacific
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	1,013,635	806,205	636,489
Property, plant and equipment, net, Foreign	39,815	48,977
Other Areas
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	978,415	899,381	779,951
Property, plant and equipment, net, Foreign	¥ 16,020	¥ 18,484